Summary of Principal Accounting Policies - Schedule of Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues		$ 481,430	¥ 3,310,062	¥ 2,846,006	¥ 2,561,636
Total revenues		$ 481,430	3,310,062	2,846,006	2,561,636
One Time Commissions
Disaggregation of Revenue [Line Items]
Total revenues			1,027,993
Total revenues			1,027,993
Recurring Service Fees
Disaggregation of Revenue [Line Items]
Total revenues			1,776,549
Total revenues			1,776,549
Performance Based Income
Disaggregation of Revenue [Line Items]
Total revenues			143,634
Total revenues			143,634
Other Service
Disaggregation of Revenue [Line Items]
Total revenues			361,886
Total revenues			361,886
Lending Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues			209,804
Total revenues			209,804
Investor Education Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues			36,555
Total revenues			36,555
Other Comprehensive Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	[1]		115,527
Total revenues	[1]		115,527
Mainland of China
Disaggregation of Revenue [Line Items]
Total revenues			2,555,982	2,300,534	2,014,686
Total revenues			2,555,982	2,300,534	2,014,686
Hong Kong
Disaggregation of Revenue [Line Items]
Total revenues			751,051	545,472	546,950
Total revenues			751,051	545,472	546,950
Overseas
Disaggregation of Revenue [Line Items]
Total revenues			3,029
Total revenues			3,029
Wealth Management
Disaggregation of Revenue [Line Items]
Total revenues			2,318,212	2,141,395	1,968,928
Total revenues			2,318,212	2,141,395	1,968,928
Wealth Management | One Time Commissions
Disaggregation of Revenue [Line Items]
Total revenues			1,024,323
Total revenues			1,024,323
Wealth Management | Recurring Service Fees
Disaggregation of Revenue [Line Items]
Total revenues			1,136,010
Total revenues			1,136,010
Wealth Management | Performance Based Income
Disaggregation of Revenue [Line Items]
Total revenues			44,309
Total revenues			44,309
Wealth Management | Other Service
Disaggregation of Revenue [Line Items]
Total revenues			113,570
Total revenues			113,570
Wealth Management | Investor Education Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues			36,555
Total revenues			36,555
Wealth Management | Other Comprehensive Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	[1]		77,015
Total revenues	[1]		77,015
Wealth Management | Mainland of China
Disaggregation of Revenue [Line Items]
Total revenues			1,750,754	1,788,135	1,575,209
Total revenues			1,750,754	1,788,135	1,575,209
Wealth Management | Hong Kong
Disaggregation of Revenue [Line Items]
Total revenues			565,061	353,260	393,719
Total revenues			565,061	353,260	393,719
Wealth Management | Overseas
Disaggregation of Revenue [Line Items]
Total revenues			2,397
Total revenues			2,397
Asset Management Business
Disaggregation of Revenue [Line Items]
Total revenues			751,759	590,640	541,285
Total revenues			751,759	590,640	541,285
Asset Management Business | One Time Commissions
Disaggregation of Revenue [Line Items]
Total revenues			3,670
Total revenues			3,670
Asset Management Business | Recurring Service Fees
Disaggregation of Revenue [Line Items]
Total revenues			640,539
Total revenues			640,539
Asset Management Business | Performance Based Income
Disaggregation of Revenue [Line Items]
Total revenues			99,325
Total revenues			99,325
Asset Management Business | Other Service
Disaggregation of Revenue [Line Items]
Total revenues			8,225
Total revenues			8,225
Asset Management Business | Other Comprehensive Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	[1]		8,225
Total revenues	[1]		8,225
Asset Management Business | Mainland of China
Disaggregation of Revenue [Line Items]
Total revenues			565,137	398,428	388,054
Total revenues			565,137	398,428	388,054
Asset Management Business | Hong Kong
Disaggregation of Revenue [Line Items]
Total revenues			185,990	192,212	153,231
Total revenues			185,990	192,212	153,231
Asset Management Business | Overseas
Disaggregation of Revenue [Line Items]
Total revenues			632
Total revenues			632
Other Financial Service Business
Disaggregation of Revenue [Line Items]
Total revenues			240,091	113,971	51,423
Total revenues			240,091	113,971	51,423
Other Financial Service Business | Other Service
Disaggregation of Revenue [Line Items]
Total revenues			240,091
Total revenues			240,091
Other Financial Service Business | Lending Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues			209,804
Total revenues			209,804
Other Financial Service Business | Other Comprehensive Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	[1]		30,287
Total revenues	[1]		30,287
Other Financial Service Business | Mainland of China
Disaggregation of Revenue [Line Items]
Total revenues			240,091	113,971	51,423
Total revenues			¥ 240,091	¥ 113,971	¥ 51,423

[1]	The Group also provides other services including financial leasing, online wealth management and payment technology services.